TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 87.8%
	AEROSPACE & DEFENSE — 1.8%
1,265,000	Goat Holdco, LLC(a)		6.7500	02/01/32	$ 1,297,832
2,000,000	TransDigm, Inc.(a)		6.3750	03/01/29	2,032,978
1,250,000	TransDigm, Inc.(a)		6.8750	12/15/30	1,285,634
325,000	TransDigm, Inc.(a)		6.2500	01/31/34	331,890
					4,948,334
	ASSET MANAGEMENT — 1.1%
3,000,000	FS KKR Capital Corporation		7.5000	08/01/31	2,993,500

	AUTOMOTIVE — 4.2%
2,955,000	Adient Global Holdings Ltd.(a)		7.5000	02/15/33	3,049,989
5,620,000	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	5,747,057
3,500,000	Goodyear Tire & Rubber Company (The)		5.6250	04/30/33	3,049,400
					11,846,446
	CHEMICALS — 7.9%
2,175,000	Avient Corporation(a)		7.1250	08/01/30	2,215,153
1,145,000	Avient Corporation(a)		6.2500	11/01/31	1,160,533
2,500,000	Chemours Company (The)(a)		4.6250	11/15/29	2,387,835
2,815,000	Chemours Company (The)(a)		8.0000	01/15/33	2,853,162
1,350,000	INEOS Finance plc(a)		7.5000	04/15/29	1,313,688
5,465,000	Mativ Holdings, Inc.(a)		8.0000	10/01/29	5,431,030
675,000	Tronox, Inc.(a)		4.6250	03/15/29	473,756
905,000	Tronox, Inc.(a)		9.1250	09/30/30	908,748
2,500,000	WR Grace Holdings, LLC(a)		5.6250	08/15/29	2,353,334
1,250,000	WR Grace Holdings, LLC(a)		7.3750	03/01/31	1,256,045
1,345,000	WR Grace Holdings, LLC(a)		6.6250	08/15/32	1,305,261
330,000	WR Grace Holdings, LLC(a)		7.0000	08/01/33	321,214
					21,979,759
	COMMERCIAL SUPPORT SERVICES — 6.0%
2,525,000	Allied Universal Holdco, LLC(a)		7.8750	02/15/31	2,640,953
125,000	Allied Universal Holdco, LLC/ Allied Universal Finance Corporation(a)		4.6250	06/01/28	122,946
1,625,000	Clean Harbors, Inc.(a)		6.3750	02/01/31	1,648,810
1,500,000	GFL Environmental, Inc.(a)		6.7500	01/15/31	1,545,030
3,000,000	Raven Acquisition Holdings, LLC(a)		6.8750	11/15/31	2,932,983
3,250,000	VT Topco, Inc.(a)		8.5000	08/15/30	3,300,443

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 87.8% (Continued)
	COMMERCIAL SUPPORT SERVICES — 6.0% (Continued)
3,225,000	Waste Pro USA, Inc.(a)		7.0000	02/01/33	$ 3,308,205
1,000,000	Williams Scotsman, Inc.(a)		6.6250	06/15/29	1,021,282
					16,520,652
	CONSTRUCTION MATERIALS — 0.9%
660,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	674,302
975,000	Standard Building Solutions, Inc.(a)		6.2500	08/01/33	968,808
835,000	Standard Industries, Inc.(a)		6.5000	08/15/32	840,571
					2,483,681
	CONSUMER SERVICES — 3.9%
5,242,000	PROG Holdings, Inc.(a)		6.0000	11/15/29	5,112,680
5,750,000	Upbound Group, Inc.(a)		6.3750	02/15/29	5,703,662
					10,816,342
	CONTAINERS & PACKAGING — 2.4%
1,250,000	Graphic Packaging International, LLC(a)		3.7500	02/01/30	1,174,655
3,300,000	Mauser Packaging Solutions Holding Company(a)		7.8750	04/15/30	3,375,421
1,750,000	TriMas Corporation(a)		4.1250	04/15/29	1,687,778
238,000	Trivium Packaging Finance BV(a)		8.2500	07/15/30	251,624
300,000	Trivium Packaging Finance BV(a)		12.2500	01/15/31	331,678
					6,821,156
	ELECTRIC UTILITIES — 2.0%
3,180,000	Alpha Generation, LLC(a)		6.7500	10/15/32	3,239,896
2,200,000	Vistra Corporation(a)(b)	H15T5Y + 5.740%	7.0000	06/15/70	2,222,451
250,000	Vistra Operations Company, LLC(a)		4.3750	05/01/29	245,807
					5,708,154
	ELECTRICAL EQUIPMENT — 2.9%
1,000,000	BWX Technologies, Inc.(a)		4.1250	06/30/28	981,846
1,000,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	969,496
2,750,000	Cyprium Corporation / Cyprium Holdings Luxembourg Sarl(a)		6.3750	04/15/34	2,751,403
700,000	Gates Corporation (The)(a)		6.8750	07/01/29	716,883
1,360,000	WESCO Distribution, Inc.(a)		6.3750	03/15/29	1,387,797
1,360,000	WESCO Distribution, Inc.(a)		6.6250	03/15/32	1,403,232
					8,210,657
	ENGINEERING & CONSTRUCTION — 0.6%
2,000,000	VM Consolidated, Inc.(a)		5.5000	04/15/29	1,766,101

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 87.8% (Continued)
	FOOD — 2.8%
4,085,000	B&G Foods, Inc.(a)	8.0000	09/15/28	$ 4,094,754
3,500,000	Fiesta Purchaser, Inc.(a)	7.8750	03/01/31	3,532,995
				7,627,749
	HEALTH CARE FACILITIES & SERVICES — 4.2%
330,000	Charlotte Buyer, Inc.(a)	8.0000	06/30/31	334,489
4,820,000	HAH Group Holding Company, LLC(a)	9.7500	10/01/31	4,305,393
4,590,000	National Mentor Holdings, Inc.(a)	10.5000	12/15/30	4,836,139
1,750,000	Pediatrix Medical Group, Inc.(a)	5.3750	02/15/30	1,730,993
526,000	Tenet Healthcare Corporation	6.1250	10/01/28	528,375
				11,735,389
	HOME CONSTRUCTION — 3.8%
1,230,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)	4.6250	04/01/30	1,172,165
1,545,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)	6.8750	08/01/33	1,533,312
2,685,000	Dream Finders Homes, Inc.(a)	6.8750	09/15/30	2,668,508
680,000	STL Holding Company, LLC(a)	8.7500	02/15/29	710,401
2,023,000	Weekley Homes, LLC / Weekley Finance Corporation(a)	4.8750	09/15/28	1,996,673
2,390,000	Weekley Homes, LLC / Weekley Finance Corporation(a)	6.7500	01/15/34	2,399,412
				10,480,471
	HOUSEHOLD PRODUCTS — 1.6%
4,630,000	Energizer Holdings, Inc.(a)	6.0000	09/15/33	4,460,889

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
1,576,000	Aretec Group, Inc.(a)	10.0000	08/15/30	1,661,898

	INSURANCE — 3.3%
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	7.5000	11/06/30	948,312
3,500,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	6.7500	07/01/32	3,148,593
1,065,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)	8.0000	12/31/32	1,075,277
850,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)	8.3750	02/01/34	787,654
1,175,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance, Inc.(a)	7.1250	05/15/31	1,180,988
1,000,000	HUB International Ltd.(a)	7.2500	06/15/30	1,026,694

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 87.8% (Continued)
	INSURANCE — 3.3% (Continued)
1,000,000	Ryan Specialty, LLC(a)	5.8750	08/01/32	$ 986,333
				9,153,851
	MACHINERY — 0.4%
1,000,000	Esab Corporation(a)	6.2500	04/15/29	1,014,946

	MEDICAL EQUIPMENT & DEVICES — 1.6%
750,000	Bausch & Lomb Escrow Corporation(a)	8.3750	10/01/28	771,563
325,000	Insulet Corporation(a)	6.5000	04/01/33	329,906
3,300,000	Sotera Health Holdings, LLC(a)	7.3750	06/01/31	3,417,598
				4,519,067
	METALS & MINING — 0.3%
1,000,000	Kaiser Aluminum Corporation(a)	4.5000	06/01/31	957,874

	OIL & GAS PRODUCERS — 4.3%
1,500,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation	6.7500	03/15/34	1,489,459
600,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation	8.2500	01/15/29	619,936
750,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation	8.8750	04/15/30	785,174
3,800,000	Global Partners, L.P. / GLP Finance Corporation(a)	8.2500	01/15/32	3,981,624
3,375,000	ITT Holdings, LLC(a)	6.5000	08/01/29	3,337,448
1,750,000	Permian Resources Operating, LLC(a)	5.8750	07/01/29	1,750,681
100,000	Permian Resources Operating, LLC(a)	7.0000	01/15/32	103,527
				12,067,849
	REAL ESTATE INVESTMENT TRUSTS — 2.0%
330,000	Iron Mountain, Inc.(a)	6.2500	01/15/35	331,830
2,500,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	4.6250	08/01/29	2,013,942
1,570,000	MPT Operating Partnership, L.P. / MPT Finance Corporation(a)	8.5000	02/15/32	1,608,217
1,375,000	Service Properties Trust(a)	8.6250	11/15/31	1,449,080
				5,403,069
	REAL ESTATE OWNERS & DEVELOPERS — 1.7%
1,650,000	Greystar Real Estate Partners, LLC(a)	7.7500	09/01/30	1,722,036
3,299,000	Howard Hughes Corporation (The)(a)	4.3750	02/01/31	3,122,066
				4,844,102
	REAL ESTATE SERVICES — 0.4%
1,000,000	Newmark Group, Inc.	7.5000	01/12/29	1,048,165

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 87.8% (Continued)
	RETAIL - CONSUMER STAPLES — 0.4%
1,250,000	Ingles Markets, Inc.(a)		4.0000	06/15/31	$ 1,179,520

	RETAIL - DISCRETIONARY — 3.7%
500,000	Academy Ltd.(a)		5.8750	05/15/31	500,671
1,360,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	1,376,708
1,315,000	Cougar JV Subsidiary, LLC(a)		8.0000	05/15/32	1,379,507
2,000,000	Ken Garff Automotive, LLC(a)		4.8750	09/15/28	1,982,161
1,500,000	Lithia Motors, Inc.(a)		4.3750	01/15/31	1,423,352
1,750,000	Queen MergerCo, Inc.(a)		6.7500	04/30/32	1,808,181
2,050,000	Sonic Automotive, Inc.(a)		4.8750	11/15/31	1,973,980
					10,444,560
	SOFTWARE — 2.3%
700,000	Clarivate Science Holdings Corporation(a)		3.8750	07/01/28	673,675
3,650,000	Clarivate Science Holdings Corporation(a)		4.8750	07/01/29	3,269,535
2,500,000	UKG, Inc.(a)		6.8750	02/01/31	2,430,167
					6,373,377
	SPECIALTY FINANCE — 16.4%
1,000,000	AerCap Ireland Capital DAC / Aercap Global Aviation Trust(b)	H15T5Y + 2.720%	6.9500	03/10/55	1,036,041
650,000	Arbor Realty SR, Inc.(a)		8.5000	12/15/28	641,300
5,055,000	Arbor Realty SR, Inc.(a)		7.8750	07/15/30	4,761,424
500,000	Burford Capital Global Finance, LLC(a)		6.2500	04/15/28	494,311
1,785,000	Burford Capital Global Finance, LLC(a)		9.2500	07/01/31	1,739,500
1,705,000	Burford Capital Global Finance, LLC(a)		7.5000	07/15/33	1,441,901
500,000	Freedom Mortgage Corporation(a)		6.6250	01/15/27	500,273
2,090,000	Freedom Mortgage Holdings, LLC(a)		6.8750	05/01/31	2,030,817
2,500,000	Freedom Mortgage Holdings, LLC(a)		9.1250	05/15/31	2,587,998
330,000	Freedom Mortgage Holdings, LLC(a)		8.3750	04/01/32	335,942
1,015,000	Freedom Mortgage Holdings, LLC(a)		7.8750	04/01/33	990,396
3,955,000	ILFC E-Capital Trust I(a)(b)	TSFR3M + 1.812%	6.4800	12/21/65	3,399,426
3,000,000	ILFC E-Capital Trust II(a)(b)	TSFR3M + 2.062%	6.7300	12/21/65	2,631,363
3,970,000	Jefferies Finance, LLC / JFIN Co-Issuer Corporation(a)		6.6250	10/15/31	3,911,274

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 87.8% (Continued)
	SPECIALTY FINANCE — 16.4% (Continued)
2,000,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation(a)	7.0000	07/15/31	$ 2,075,362
1,000,000	OneMain Finance Corporation	6.1250	05/15/30	1,000,754
1,000,000	OneMain Finance Corporation	6.7500	09/15/33	991,191
2,200,000	PennyMac Financial Services, Inc.(a)	6.8750	05/15/32	2,154,488
4,050,000	Rithm Capital Corporation(a)	8.0000	04/01/29	4,069,808
2,150,000	Rithm Capital Corporation(a)	8.0000	07/15/30	2,146,272
330,000	Rocket Companies, Inc.(a)	6.1250	08/01/31	337,316
330,000	Rocket Companies, Inc.(a)	6.5000	06/15/34	338,766
820,000	Starwood Property Trust, Inc.(a)	6.0000	04/15/30	823,511
1,300,000	Starwood Property Trust, Inc.(a)	6.5000	07/01/30	1,330,043
655,000	Starwood Property Trust, Inc.(a)	6.5000	10/15/30	670,253
165,000	Starwood Property Trust, Inc.(a)	6.1250	06/01/31	165,975
2,195,000	Velocity Commercial Capital, LLC(a)	9.3750	02/15/31	2,277,359
655,000	Walker & Dunlop, Inc.(a)	6.6250	04/01/33	665,906
				45,548,970
	STEEL — 1.6%
1,800,000	Commercial Metals Company	4.3750	03/15/32	1,706,176
640,000	Commercial Metals Company(a)	5.7500	11/15/33	636,531
2,004,000	TMS International Corporation(a)	6.2500	04/15/29	2,006,785
				4,349,492
	TECHNOLOGY HARDWARE — 0.9%
550,000	Ciena Corporation(a)	4.0000	01/31/30	525,227
1,000,000	TTM Technologies, Inc.(a)	4.0000	03/01/29	966,552
1,000,000	Zebra Technologies Corporation(a)	6.5000	06/01/32	1,012,491
				2,504,270
	TECHNOLOGY SERVICES — 1.6%
1,500,000	Ahead DB Holdings, LLC(a)	6.6250	05/01/28	1,504,638
995,000	CACI International, Inc.(a)	6.3750	06/15/33	1,009,749
2,000,000	Insight Enterprises, Inc.(a)	6.6250	05/15/32	2,034,758
				4,549,145
	TRANSPORTATION & LOGISTICS — 0.2%
660,000	Stonepeak Nile Parent, LLC(a)	7.2500	03/15/32	683,951

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 87.8% (Continued)
	TOTAL CORPORATE BONDS (Cost $242,036,542)			$ 244,703,386

Shares
	SHORT-TERM INVESTMENT — 10.6%
	MONEY MARKET FUND - 10.6%
29,684,698	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(c) (Cost $29,684,698)			29,684,698

	TOTAL INVESTMENTS - 98.4% (Cost $271,721,240)			$ 274,388,084
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%			4,489,049
	NET ASSETS - 100.0%			$ 278,877,133

BV	- Besloten Vennootschap
DAC	- Designated Activity Company
LLC	- Limited Liability Company
LLLP	- Limited Liability Limited Partnership
L.P.	- Limited Partnership
Ltd.	- Limited Company
plc	- Public Limited Company
Sarl	- Société à responsabilité limitée

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
TSFR3M	Term Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of Rule 144A securities is $221,694,216 or 79.5% of net assets.
(b)	Variable rate security; the rate shown represents the rate on June 30, 2026.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.